Floyd I. Wittlin

Direct Phone: 212.705.7466

Direct Fax:     212.702.3625

floyd.wittlin@bingham.com

December 17, 2012

Confidential

Draft Registration Statement

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:  H2 Financial Management Inc.

Ladies and Gentlemen:

This is a confidential submission for non-public review of a draft registration statement for H2 Financial Management Inc. (the “Issuer”). Pursuant to Title 1 of the Jumpstart Our Business Startups Act, Section 3 of the Securities Exchange Act of 1934, and Section 2 of the Securities Act of 1933 (the “Securities Act”), the Issuer is an “emerging growth company” because the Issuer has had gross revenues of less than $1 billion since its inception. The Issuer’s common equity securities have not been previously sold pursuant to an effective registration statement under the Securities Act.

Please do not hesitate to contact me with any questions.

Sincerely,

/s/ Floyd I. Wittlin

Floyd I. Wittlin

cc:     Richard S. Foote (H2 Financial Management Inc.)

R. Bradley Forth (H2 Financial Management Inc.)

Jeffrey Gallant (Graubard Miller)